Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2011 Mbbl		Dec. 31, 2010 Mbbl		Dec. 31, 2009 Mbbl		Jun. 30, 2012	Mar. 31, 2009	Dec. 31, 2008
Reserve Quantities [Line Items]
Balance	149,282		141,874		113,344
Purchase of minerals in place	378		4,213		651
Sales of minerals in place	(3,544)		(1)		(36)
Extensions and discoveries	13,178		11,086		14,912
Revisions	4,564		(4,451)		17,663	[1]
Improved recoveries	1,057		4,611		2,978
Production	(8,655)		(8,050)		(7,638)
Balance	156,260		149,282		141,874
Proved developed reserves	98,566		93,862		84,271
Proved developed reserves	100,118		98,566		93,862
Proved undeveloped reserves	50,716		48,012		29,073
Proved undeveloped reserves	56,142		50,716		48,012
Oil
Reserve Quantities [Line Items]
Balance	93,412	[2]	89,469	[2]	51,283	[2]
Purchase of minerals in place	241	[2]	1,352	[2]	595	[2]
Sales of minerals in place	(2,355)	[2]			(33)	[2]
Extensions and discoveries	6,362	[2]	4,767	[2]	6,671	[2]
Revisions	6,711	[2]	(2,694)	[2]	32,328	[1],[2]
Improved recoveries	1,057	[2]	4,611	[2]	2,499	[2]
Production	(5,048)	[2]	(4,093)	[2]	(3,874)	[2]
Balance	100,380	[2]	93,412	[2]	89,469	[2]
Proved developed reserves	55,607	[2]	55,861	[2]	40,382	[2]
Proved developed reserves	62,450	[2]	55,607	[2]	55,861	[2]
Proved undeveloped reserves	37,805	[2]	33,608	[2]	10,901	[2]
Proved undeveloped reserves	37,930	[2]	37,805	[2]	33,608	[2]
Price before field differentials used in determining future net revenues	96.19		79.43		61.18		95.68	49.66	44.60
Natural Gas
Reserve Quantities [Line Items]
Balance	335,220		314,430		372,366
Purchase of minerals in place	822		17,166		336
Sales of minerals in place	(7,134)		(6)		(18)
Extensions and discoveries	40,896		37,914		49,446
Revisions	(12,882)		(10,542)		(87,990)	[1]
Improved recoveries					2,874
Production	(21,642)		(23,742)		(22,584)
Balance	335,280		335,220		314,430
Proved developed reserves	257,754		228,006		263,331
Proved developed reserves	226,008		257,754		228,006
Proved undeveloped reserves	77,466		86,424		109,035
Proved undeveloped reserves	109,272		77,466		86,424
Price before field differentials used in determining future net revenues	4.11		4.38		3.87		3.14	3.63	5.62

[1]	The upward revision in our oil reserves during 2009 was primarily due to an increase in price from $44.60 as of December 31, 2008 to $61.18 as of December 31, 2009. The downward revision in our natural gas reserves during 2009 was primarily due to a decrease in price from $5.62 as of December 31, 2008 to $3.87 as of December 31, 2009.
[2]	Includes natural gas liquids.